                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07096

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                   Investment Grade Municipal Income Fund Inc.

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               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
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               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114

                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Grade Municipal Income Fund Inc.

SCHEDULE OF INVESTMENTS-December 31, 2004 (unaudited)

Principal Amount (000) ($)		Moody's Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)
Long-Term Municipal Bonds-163.22%
Arizona-1.60%
2,380	Arizona State Transportation Board Highway Revenue-Series B	Aa1	AAA	07/01/18	5.250	2,612,312
Arkansas-1.09%
1,705	Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A	NR	NR	01/01/18	5.700	1,784,982
California-32.70%
5,000	California State Department Water Resources Revenue-Series A	A2	BBB+	05/01/16	5.875	5,677,350
5,000	California State Economic Recovery General Obligation-Series A (FGIC Insured)	Aaa	AAA	07/01/14	5.250	5,680,350
4,000	California State Economic Recovery General Obligation-Series A (MBIA Insured)	Aaa	AAA	07/01/12	5.000	4,456,960
2,290	California State Variable Purpose General Obligation	A3	A	04/01/11	5.000	2,517,626
3,000	California Statewide Communities Development Authority-Irvine Apartment Communities-Series A-3	Baa2	BBB	05/15/25†	5.100	3,163,890
1,750	California Statewide Communities Development Authority Revenue-Kaiser Permanente-Series H	NR	A	04/01/34†	2.625	1,731,765
2,150	Fontana Redevelopment Agency Tax Allocation Jurupa Hills Redevelopment Project A	NR	A-	10/01/17	5.500	2,286,718
5,000	Los Angeles County Sanitation Funding Authority Revenue-Series A (FSA Insured)	Aaa	AAA	10/01/18	5.000	5,415,700
3,000	Los Angeles Water & Power Revenue Power Systems-Series A (MBIA Insured)	Aaa	AAA	07/01/16	5.000	3,268,500
3,200	Los Angeles Water & Power Revenue Power Systems-Series A-A-1 (FSA Insured)	Aaa	AAA	07/01/21	5.250	3,481,312
6,000	Los Angeles Water & Power Revenue Power Systems-Series A-A-1 (MBIA Insured) #	Aaa	AAA	07/01/14	5.000	6,633,540
3,500	Metropolitan Water District of Southern California Waterworks-Series A	Aaa	AAA	03/01/18	5.250	3,812,270
5,000	San Diego Unified School District Election 1998 -Series F (FSA Insured)	Aaa	AAA	07/01/29	5.000	5,172,000
						53,297,981
Colorado-1.11%
1,672	University of Colorado Participation Interests	NR	A+	12/01/13	6.000	1,813,922
Florida-6.45%
1,175	Gainesville Utilities Systems Revenue-Series A	Aa2	AA	10/01/20	5.250	1,293,170
2,000	Orlando Utilities Commission Water & Electric Revenue-Series A	Aa1	AA	10/01/19	5.000	2,139,240
6,425	Orlando Utilities Commission Water & Electric Revenue-Series C #	Aa1	AA	10/01/18	5.250	7,074,310
						10,506,720
Illinois-4.48%
5,000	Chicago Parking District Parking Facility Revenue (Pre-refunded with U.S. Government Securities to 01/01/10 @ $100)	Baa1	A	01/01/14	6.250	5,776,950
1,200	Illinois Educational Facilities Authority Revenue-Augustana College-Series A	Baa1	NR	10/01/22	5.625	1,273,704
250	Metropolitan Pier & Exposition Authority	A1	NR	06/15/27	6.500	252,768
						7,303,422
Indiana-7.25%
1,000	Clark Pleasant Community School Building Corp. First Mortgage (AMBAC Insured)	Aaa	AAA	07/15/17	5.500	1,114,300
3,305	Indiana Transportation Financing Authority Airport Facilities Lease Revenue-Series A	A1	AA	11/01/12	5.500	3,416,081
1,430	Indiana Transportation Financing Authority Airport Facilities Lease Revenue-Series A	A1	AA-	11/01/16	6.250	1,434,190
2,000	Indiana Transportation Financing Authority Airport Facilities Lease Revenue-Series A	A1	AA	11/01/17	5.500	2,060,420
3,400	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue-Series A (MBIA Insured)	Aaa	AAA	06/01/17	5.500	3,785,628
						11,810,619
Principal Amount (000) ($)		Moody's Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)
Kentucky-4.93%
7,750	Boone County Pollution Control Revenue-Dayton Power & Light Co.-Series A	Baa3	BBB-	11/15/22	6.500	8,033,650
Massachusetts-7.71%
5,865	Massachusetts State Consolidated Loan-Series A	Aa2	AA-	08/01/16	5.000	6,485,282
2,000	Massachusetts State Water Pollution Abatement-Series A	Aaa	AAA	08/01/20	5.250	2,185,460
1,305	University of Massachusetts Building Authority Revenue Refunding-Series 05-1 (AMBAC Insured)(a)	Aaa	AAA	05/01/12	5.000	1,438,162
1,235	University of Massachusetts Building Authority Revenue Refunding-Series 05-1 (AMBAC Insured)(a)	Aaa	AAA	05/01/13	5.000	1,362,798
1,000	University of Massachusetts Building Authority Revenue Refunding-Series 05-1 (AMBAC Insured)(a)	Aaa	AAA	05/01/14	5.000	1,102,280
						12,573,982
Michigan-4.81%
3,425	Michigan State Building Authority Revenue Program-Series III	Aa2	AA	10/15/16	5.375	3,822,231
2,000	Michigan State Strategic Fund Limited Obligation Revenue-Ford Motor Co. Project-Series A	Baa1	BBB-	02/01/06	7.100	2,089,300
1,750	Michigan Municipal Bond Authority Clear Water Revenue	Aaa	AAA	10/01/19	5.250	1,922,025
						7,833,556
Minnesota-0.95%
1,500	Shakopee Health Care Facilities-Saint Francis Regional Medical Center Revenue Refunding	NR	BBB	09/01/17	5.000	1,544,295
Nevada-4.16%
6,750	Clark County Pollution Control Revenue-Nevada Power Co. Project-Series B (FGIC Insured)	Aaa	AAA	06/01/19	6.600	6,775,110
New Jersey-6.37%
10,000	New Jersey State Educational Facilities Authority Revenue-Princeton University-Series D	Aaa	AAA	07/01/29	5.000	10,390,900
New Mexico-2.80%
3,000	New Mexico State Highway Commission Tax Revenue Sub-Lien-Series A	Aa2	AA+	06/15/13	6.000	3,461,040
1,000	University of New Mexico Revenue Sub-Lien-Series A	Aa3	AA	06/01/16	5.250	1,105,850
						4,566,890
New York-21.96%
4,030	Long Island Power Authority Electric Systems Revenue-Series C	Baa1	A-	09/01/17	5.500	4,440,899
1,765	Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	1,894,162
5,000	New York City General Obligation-Series G	A2	A	08/01/09	5.000	5,422,900
2,500	New York City General Obligation-Series G	A2	A	08/01/13	5.000	2,715,025
1,625	Triborough Bridge & Tunnel Authority Revenue-Series B	Aa3	AA-	11/15/18	5.250	1,784,949
8,155	Triborough Bridge & Tunnel Authority Revenue-Series B #	Aa3	AA-	11/15/19	5.250	8,933,395
3,350	Triborough Bridge & Tunnel Authority Revenue-Series Y	Aa3	AAA	01/01/12	6.000	3,880,171
6,400	Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds	A1	A+	11/15/30	5.250	6,728,448
						35,799,949
North Carolina-7.03%
5,000	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	BBB	01/01/11	5.500	5,455,000
2,000	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	BBB	01/01/12	5.500	2,185,420
3,065	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	AAA	01/01/21	6.400	3,814,699
						11,455,119
Ohio-6.66%
2,185	Ohio State Higher Education-Series B	Aa1	AA+	11/01/17	5.250	2,410,689
8,000	Ohio State Water Development Authority-Water Quality Pollution Control	Aaa	AAA	06/01/24	5.000	8,448,640
						10,859,329
Oregon-0.67%
1,000	Portland Sewer Systems Revenue-Series A	Aaa	AAA	06/01/18	5.250	1,099,270
Pennsylvania-5.05%
5,000	Northumberland County Authority-Guaranteed Lease Revenue-Mountain View Manor Project	NR	NR	10/01/20	7.000	5,151,450
3,000	Susquehanna Area Regional Airport Authority-Airport Systems Revenue-Subseries D	Baa2	NR	01/01/18	5.375	3,083,400
						8,234,850
Principal Amount (000) ($)		Moody's Rating	S&P Rating	Maturity Dates	Interest Rates (%)	Value ($)
Puerto Rico-8.92%
8,010	Puerto Rico Commonwealth Refunding-Public Improvement-Series C	Baa1	A-	07/01/18	5.000	8,589,523
3,000	Puerto Rico Housing Finance Authority-Capital Funding Program (HUD Insured)	Aa3	AA	12/01/18	5.000	3,204,480
2,425	Puerto Rico Public Buildings Authority Revenue-Guaranteed Government Facilities-Series D (Pre-refunded with U.S. Government Securities to 07/01/2012 @ 100)	Baa1	A-	07/01/13	5.375	2,739,717
						14,533,720
Rhode Island-0.09%
145	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity-Series 10-A	Aa2	AA+	04/01/27	6.500	145,175
South Carolina-0.67%
1,000	Greenville Waterworks Revenue	Aa1	AAA	02/01/20	5.250	1,092,940
South Dakota-2.97%
3,441	Lower Brule Sioux Tribe ‡**	NR	NR	08/15/15	6.000	3,478,026
1,323	Standing Rock South Dakota New Public Housing ‡**	NR	NR	08/07/13	6.000	1,357,796
						4,835,822
Tennessee-1.64%
2,500	Memphis-Shelby County Airport Authority Special Facilities Revenue-Federal Express Corp.	Baa2	BBB	09/01/09	5.000	2,666,700
Texas-16.53%
2,475	Alvin Independent School District School House-Series A	Aaa	AAA	02/15/17	5.375	2,738,909
4,000	Coastal Bend Health Facilities Development-Incarnate Word Health System (Escrowed to Maturity) (AMBAC Insured)	Aaa	AAA	01/01/17	6.300	4,689,680
1,335	Eagle Mountain & Saginaw Independent School District Unlimited Tax-School Building	Aaa	AAA	08/15/14	5.375	1,488,685
2,825	Fort Worth Water & Sewer Revenue	Aa2	AA	02/15/16	5.625	3,172,023
6,987	Harris County Texas Lease ‡@	NR	NR	05/01/20	6.750	6,829,138
3,007	Houston Community College System Certificates of Participation ‡@	NR	NR	06/15/25	7.875	3,132,491
1,485	Lower Colorado River Authority Transmission Contract Revenue	Aaa	AAA	05/15/20	5.250	1,607,542
3,000	San Antonio Electric & Gas Revenue	Aa1	AA+	02/01/20	5.375	3,285,090
						26,943,558
Washington-4.62%
1,920	Metropolitan Park District Tacoma (AMBAC Insured)	Aaa	AAA	12/01/14	6.000	2,217,255
1,115	Metropolitan Park District Tacoma (AMBAC Insured)	Aaa	AAA	12/01/16	6.000	1,292,307
3,555	Washington State Public Power Supply Systems Nuclear Project No. 1-Series B	Aaa	AA-	07/01/09	7.250	4,017,470
						7,527,032
Total Long-Term Municipal Bonds (cost-$257,178,557)						266,041,805
Short-Term Municipal Notes-4.12%
Nebraska-0.63%
1,025	Sarpy County Hospital Authority No.1 Health Facilities Revenue-Immanuel Health Systems-Series B	NR	A1+	01/03/05	2.190*	1,025,000
Texas-3.49%
5,700	Harris County Health Facilities Development Corp. Revenue-Methodist Hospital	NR	A1+	01/03/05	2.200*	5,700,000
Total Short-Term Municipal Notes (cost-$6,725,000)						6,725,000
Total Investments (cost-$263,903,557)(1)(2)-167.34%						272,766,805
Other assets in excess of liabilities-0.14%						233,488
Liquidation value of auction preferred shares-(67.48)%						(110,000,000)
Net Assets applicable to common shareholders-100.00%						163,000,293
†	The maturity date reflects the mandatory date bond will be put back to issuer.
‡	Illiquid and restricted securities representing 9.08% of net assets applicable to common shareholders.
*	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2004.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.97% of net assets applicable to common shareholders as of December 31, 2004, are considered illiquid and restricted. (See table below for more information).

Restricted Securities	Acquisition Date(s)	Acquisition Cost ($)	Acquisition Cost as a Percentage of Common Net Assets (%)	Market Value ($)	Market Value as a Percentage of Common Net Assets (%)
Lower Brule Sioux Tribe, 6.000%, 08/15/15	09/06/01	4,063,910	2.49	3,478,026	2.14
Standing Rock South Dakota New Public Housing, 6.000%, 08/07/13	08/08/02	1,567,606	0.96	1,357,796	0.83
		5,631,516	3.45	4,835,822	2.97
@	The securities detailed in the table below are considered illiquid and restricted which represent 6.11% of net assets applicable to common shareholders as of December 31, 2004.
Restricted Securities	Acquisition Date(s)	Acquisition Cost ($)	Acquisition Cost as a Percentage of Common Net Assets (%)	Market Value ($)	Market Value as a Percentage of Common Net Assets (%)
Harris County Texas Lease, 6.750%, 05/01/20	09/07/00	8,031,911	4.93	6,829,138	4.19
Houston Community College System Certificates of Participation, 7.875%, 06/15/25	04/22/02	3,070,905	1.88	3,132,491	1.92
		11,102,816	6.81	9,961,629	6.11
#	Entire or partial amount pledged as collateral for future transactions.
(a)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(1)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2004 were $9,299,375 and $436,127, respectively, resulting in net unrealized appreciation of investments of $8,863,248.

(2)

The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

NR	- Not Rated
AMBAC	- American Municipal Bond Assurance Corporation
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance
HUD	- Housing and Urban Development
MBIA	- Municipal Bond Investors Assurance

Number of Contracts	Contract to Receive	In Exchange For ($)	Expiration Date	Unrealized Depreciation ($)
Futures Contracts
255	U.S. Treasury Note 10 Year Futures	28,476,301	March 2005	(67,762)

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated September 30, 2004.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940, as amended ("Investment Company Act")), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)       The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the
          Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a)  Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment
          Company Act is attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:      /s/ Joseph A. Varnas
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         Joseph A. Varnas
         President

Date:    February 28, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    February 28, 2005
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By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Treasurer

Date:    February 28, 2005
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